INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of estimated useful lives of intangible assets

Intangible asset	Estimated useful life
Customer relationships	3 to 10 years

Disclosure of reconciliation of changes in intangible assets and goodwill
The table below summarizes our intangible assets as at December 31, 2019, 2018, and 2017.

(In millions of dollars)	December 31, 2019				December 31, 2018				December 31, 2017
	Cost prior to impairment losses	Accumulated amortization	Accumulated impairment losses	Net carrying amount	Cost prior to impairment losses	Accumulated amortization	Accumulated impairment losses	Net carrying amount	Cost prior to impairment losses	Accumulated amortization	Accumulated impairment losses	Net carrying amount

Indefinite-life intangible assets:
Spectrum licences	8,331	—	—	8,331	6,600	—	—	6,600	6,600	—	—	6,600
Broadcast licences	333	—	(99)	234	333	—	(99)	234	329	—	(99)	230
Brand names	420	(270)	(14)	136	420	(270)	(14)	136	420	(270)	(14)	136

Finite-life intangible assets:
Customer relationships	1,611	(1,578)	—	33	1,609	(1,562)	—	47	1,609	(1,525)	—	84
Acquired program rights	253	(77)	(5)	171	251	(58)	(5)	188	263	(64)	(5)	194
Total intangible assets	10,948	(1,925)	(118)	8,905	9,213	(1,890)	(118)	7,205	9,221	(1,859)	(118)	7,244
Goodwill	4,144	—	(221)	3,923	4,126	—	(221)	3,905	4,126	—	(221)	3,905

Total intangible assets and goodwill	15,092	(1,925)	(339)	12,828	13,339	(1,890)	(339)	11,110	13,347	(1,859)	(339)	11,149

The tables below summarize the changes in the net carrying amounts of intangible assets and goodwill in 2019 and 2018.

(In millions of dollars)	December 31, 2018		December 31, 2019
	Net carrying amount	Net additions	Amortization [1]	Net carrying amount

Spectrum licences	6,600	1,731	—	8,331
Broadcast licences	234	—	—	234
Brand names	136	—	—	136
Customer relationships	47	2	(16)	33
	7,017	1,733	(16)	8,734
Acquired program rights	188	60	(77)	171
Total intangible assets	7,205	1,793	(93)	8,905
Goodwill	3,905	18	—	3,923

Total intangible assets and goodwill	11,110	1,811	(93)	12,828

[1]
Of the $93 million of total amortization, $77 million related to acquired program rights is included in other external purchases in operating costs (see note 6), and $16 million in depreciation and amortization on the Consolidated Statements of Income.

(In millions of dollars)	December 31, 2017		December 31, 2018
	Net carrying amount	Net additions	Amortization [1]	Other [2]	Net carrying amount

Spectrum licences	6,600	—	—	—	6,600
Broadcast licences	230	4	—	—	234
Brand names	136	—	—	—	136
Customer relationships	84	—	(37)	—	47
	7,050	4	(37)	—	7,017
Acquired program rights	194	54	(58)	(2)	188
Total intangible assets	7,244	58	(95)	(2)	7,205
Goodwill	3,905	—	—	—	3,905

Total intangible assets and goodwill	11,149	58	(95)	(2)	11,110

[1]
Of the $95 million of total amortization, $58 million related to acquired program rights is included in other external purchases in operating costs (see note 6), and $37 million in depreciation and amortization on the Consolidated Statements of Income.

[2]
Includes disposals, writedowns, reclassifications, and other adjustments.

Schedule of cash-generating units
Below is an overview of the methods and key assumptions we used in 2019 to determine recoverable amounts for CGUs, or groups of CGUs, with indefinite-life intangible assets or goodwill that we consider significant.

(In millions of dollars, except periods used and rates)
	Carrying value of goodwill	Carrying value of indefinite-life intangible assets	Recoverable amount method	Period of projected cash flows (years)	Terminal growth rates (%)	Pre-tax discount rates (%)

Wireless	1,160	8,465	Value in use	5	0.5	8.4
Cable	1,808	—	Value in use	5	1.5	7.8
Media	955	235	Fair value less cost to sell	5	2.0	9.8